Class K [Member] Average Annual Total Returns - Class K	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 3000® Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.15%	13.15%	14.29%
Russell 2500™ Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	11.91%	7.26%	10.40%
Class K Shares
Prospectus [Line Items]
Average Annual Return, Percent	11.31%	7.13%	10.66%
Class K Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	9.68%	4.50%	7.93%
Class K Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	7.33%	4.72%	7.73%